Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0920
1.9867763.104

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	48,678	$424,472
YPF SA Class D sponsored ADR	97,892	609,867

TOTAL ARGENTINA		1,034,339

Bailiwick of Jersey - 0.1%
Polymetal International PLC	132,252	3,308,260
Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)	2,041,000	5,635,575
Alibaba Pictures Group Ltd. (a)	6,630,000	923,887
Beijing Enterprises Water Group Ltd.	2,890,000	1,226,804
Brilliance China Automotive Holdings Ltd.	1,688,000	1,727,138
China Gas Holdings Ltd.	1,462,700	4,397,367
China Resource Gas Group Ltd.	494,000	2,434,848
Cosco Shipping Ports Ltd.	929,508	484,525
Credicorp Ltd. (United States)	38,054	4,839,327
GOME Electrical Appliances Holdings Ltd. (a)(b)	5,455,000	788,305
Haier Electronics Group Co. Ltd.	730,000	3,197,799
Kunlun Energy Co. Ltd.	2,163,000	1,808,477
Luye Pharma Group Ltd. (c)	1,007,500	635,675
Nine Dragons Paper (Holdings) Ltd.	883,000	923,981
Shenzhen International Holdings Ltd.	552,412	900,931

TOTAL BERMUDA		29,924,639

Brazil - 3.9%
Ambev SA	2,666,098	7,104,075
Atacadao Distribuicao Comercio e Industria Ltda	211,600	910,238
B2W Companhia Global do Varejo (a)	124,164	2,840,047
B2W Companhia Global do Varejo rights 8/25/20 (a)	8,230	11,044
Banco Bradesco SA	781,996	3,107,567
Banco do Brasil SA	490,905	3,160,056
Banco Santander SA (Brasil) unit	242,100	1,387,194
BB Seguridade Participacoes SA	400,758	2,138,021
BM&F BOVESPA SA	1,158,180	14,084,968
BR Malls Participacoes SA	458,816	870,744
Brasil Foods SA (a)	323,269	1,282,777
BTG Pactual Participations Ltd. unit	128,800	2,133,766
CCR SA	690,012	1,978,813
Centrais Eletricas Brasileiras SA (Electrobras)	181,197	1,283,112
Cielo SA	683,831	703,947
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	89,000	1,211,337
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	195,900	2,285,134
Companhia Siderurgica Nacional SA (CSN)	389,800	915,366
Cosan SA Industria e Comercio	88,600	1,535,390
CPFL Energia SA	130,000	782,510
Drogasil SA	118,400	2,816,697
Energisa SA unit	103,100	971,402
ENGIE Brasil Energia SA	116,620	1,032,166
Equatorial Energia SA	509,000	2,491,066
Hapvida Participacoes e Investimentos SA (c)	127,700	1,594,613
Hypermarcas SA	214,000	1,481,761
IRB Brasil Resseguros SA	416,900	636,952
IRB Brasil Resseguros SA rights 8/12/20 (a)	149,828	28,722
JBS SA	618,800	2,555,128
Klabin SA unit	391,600	1,550,921
Kroton Educacional SA	1,010,082	1,603,259
Localiza Rent A Car SA	340,611	3,324,786
Lojas Renner SA	444,394	3,503,834
Magazine Luiza SA	410,452	6,350,477
Multiplan Empreendimentos Imobiliarios SA	166,019	672,790
Natura & Co. Holding SA	422,161	3,806,817
Notre Dame Intermedica Participacoes SA (a)	274,100	3,507,858
Petrobras Distribuidora SA	416,100	1,810,674
Petroleo Brasileiro SA - Petrobras (ON)	2,228,008	9,695,255
Porto Seguro SA	55,600	575,873
Rumo SA (a)	612,400	2,608,530
Sul America SA unit	165,552	1,609,011
Suzano Papel e Celulose SA (a)	307,119	2,472,707
TIM Participacoes SA	478,300	1,444,101
Ultrapar Participacoes SA	410,638	1,490,925
Vale SA	2,087,606	24,295,475
Weg SA	473,240	6,109,922

TOTAL BRAZIL		139,767,828

Cayman Islands - 25.6%
3SBio, Inc. (a)(c)	683,500	830,751
51job, Inc. sponsored ADR (a)	14,648	994,306
58.com, Inc. ADR (a)	52,192	2,889,871
AAC Technology Holdings, Inc.	405,633	3,197,998
Agile Property Holdings Ltd.	684,000	867,543
Airtac International Group	69,000	1,442,885
AK Medical Holdings Ltd. (c)	218,000	637,098
Alibaba Group Holding Ltd. sponsored ADR (a)	1,059,777	266,025,199
Anta Sports Products Ltd.	608,000	5,765,970
Autohome, Inc. ADR Class A (b)	32,919	2,885,350
Baidu.com, Inc. sponsored ADR (a)	154,459	18,442,405
Baozun, Inc. sponsored ADR (a)	23,961	1,007,800
Best, Inc. ADR (a)	99,142	417,388
Bilibili, Inc. ADR (a)	54,516	2,375,807
Bosideng International Holdings Ltd.	1,812,000	523,706
Chailease Holding Co. Ltd.	721,985	3,012,164
China Aoyuan Group Ltd.	700,000	881,514
China Conch Venture Holdings Ltd.	883,100	3,794,334
China East Education Holdings Ltd. (c)	309,000	725,624
China Education Group Holdings Ltd.	341,000	646,775
China Feihe Ltd. (c)	503,000	967,021
China Hongqiao Group Ltd.	908,700	521,749
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	62,374
China Liansu Group Holdings Ltd.	598,000	1,154,288
China Literature Ltd. (a)(c)	171,100	1,124,801
China Medical System Holdings Ltd.	768,000	930,483
China Mengniu Dairy Co. Ltd.	1,545,000	7,246,268
China Overseas Property Holdings Ltd.	755,000	788,092
China Resources Cement Holdings Ltd.	1,342,000	1,835,439
China Resources Land Ltd.	1,820,812	7,588,381
China State Construction International Holdings Ltd.	1,111,500	656,835
China Yuhua Education Corp. Ltd. (c)	682,000	659,094
CIFI Holdings Group Co. Ltd.	1,912,814	1,717,764
Country Garden Holdings Co. Ltd.	4,358,260	5,595,227
Country Garden Services Holdings Co. Ltd.	757,000	4,566,243
Ctrip.com International Ltd. ADR (a)	265,980	7,234,656
Dali Foods Group Co. Ltd. (c)	1,130,300	689,821
ENN Energy Holdings Ltd.	439,943	5,330,200
Evergrande Real Estate Group Ltd. (b)	1,054,000	2,957,886
Future Land Development Holding Ltd.	1,238,000	1,174,058
GDS Holdings Ltd. ADR (a)	44,490	3,572,102
Geely Automobile Holdings Ltd.	3,304,517	6,949,876
Genscript Biotech Corp. (a)	614,000	1,330,942
Greentown Service Group Co. Ltd.	796,000	1,088,680
GSX Techedu, Inc. ADR (a)(b)	43,568	3,882,780
Haidilao International Holding Ltd. (c)	447,000	2,056,120
Haitian International Holdings Ltd.	349,000	803,344
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	294,000	1,270,790
Hengan International Group Co. Ltd.	358,900	3,012,328
Huazhu Group Ltd. ADR	75,039	2,576,089
Hutchison China Meditech Ltd. sponsored ADR (a)	39,096	1,060,284
HUYA, Inc. ADR (a)	33,211	807,692
Innovent Biologics, Inc. (a)(c)	526,000	3,223,746
iQIYI, Inc. ADR (a)(b)	124,538	2,627,752
JD.com, Inc. sponsored ADR (a)	479,249	30,571,294
Kaisa Group Holdings Ltd.	1,437,000	637,818
Kingboard Chemical Holdings Ltd.	359,900	1,051,796
Kingboard Laminates Holdings Ltd.	581,000	652,944
Kingdee International Software Group Co. Ltd.	1,308,000	3,611,628
Kingsoft Corp. Ltd.	465,000	2,366,908
Koolearn Technology Holding Ltd. (a)(c)	134,000	620,699
KWG Property Holding Ltd.	747,500	1,330,981
Lee & Man Paper Manufacturing Ltd.	639,000	393,279
Li Ning Co. Ltd.	1,170,500	3,768,109
Lijun International Pharmaceutical Holding Ltd.	842,000	531,254
Logan Property Holdings Co. Ltd.	810,000	1,402,552
Longfor Properties Co. Ltd. (c)	1,021,700	5,048,980
Meituan Dianping Class B (a)	2,006,500	49,681,606
Momo, Inc. ADR	82,262	1,519,379
NetEase, Inc. ADR	45,953	21,065,774
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	80,594	11,299,279
NIO, Inc. sponsored ADR (a)(b)	510,188	6,091,645
Noah Holdings Ltd. sponsored ADR (a)(b)	17,060	519,818
Pinduoduo, Inc. ADR (a)	145,316	13,340,009
Ping An Healthcare and Technology Co. Ltd. (a)(c)	208,900	3,568,683
Semiconductor Manufacturing International Corp. (a)	1,873,100	7,334,047
Shenzhou International Group Holdings Ltd.	464,000	5,537,850
Shimao Property Holdings Ltd.	698,700	2,961,472
Shui On Land Ltd.	2,234,000	331,484
Silergy Corp.	42,000	2,510,388
SINA Corp. (a)	33,384	1,347,044
Sino Biopharmaceutical Ltd.	5,862,750	7,640,191
SOHO China Ltd. (a)	1,200,000	445,918
Sunac China Holdings Ltd.	1,446,000	6,809,930
Sunny Optical Technology Group Co. Ltd.	399,400	7,518,736
TAL Education Group ADR (a)	216,625	16,933,576
Tencent Holdings Ltd.	3,233,700	221,826,052
Tencent Music Entertainment Group ADR (a)	202,606	3,270,061
Tingyi (Cayman Islands) Holding Corp.	1,099,000	2,047,606
Tongcheng-Elong Holdings Ltd. (a)	452,000	829,315
Topsports International Holdings Ltd. (c)	665,000	799,685
Towngas China Co. Ltd.	393	189
Uni-President China Holdings Ltd.	690,000	747,842
Vinda International Holdings Ltd.	198,000	744,707
Vipshop Holdings Ltd. ADR (a)	248,215	5,651,856
Want Want China Holdings Ltd.	2,798,418	2,068,944
Weibo Corp. sponsored ADR (a)(b)	30,151	1,042,019
Wuxi Biologics (Cayman), Inc. (a)(c)	512,500	10,553,785
Xiaomi Corp. Class B (a)(c)	5,872,000	11,256,985
Xinyi Solar Holdings Ltd.	2,274,212	2,488,332
Yihai International Holding Ltd.	265,000	3,246,552
Yuzhou Properties Co.	1,114,075	500,236
YY, Inc. ADR (a)	32,506	2,594,629
Zai Lab Ltd. ADR (a)	29,032	2,209,626
Zhen Ding Technology Holding Ltd.	328,000	1,508,072
Zhenro Properties Group Ltd.	889,000	565,497
Zhongsheng Group Holdings Ltd. Class H	307,600	1,899,108
ZTO Express (Cayman), Inc. sponsored ADR	209,452	7,760,197

TOTAL CAYMAN ISLANDS		906,484,059

Chile - 0.5%
Aguas Andinas SA	1,533,445	539,074
Banco de Chile (a)	25,632,833	2,460,828
Banco de Credito e Inversiones	27,870	993,963
Banco Santander Chile	37,236,145	1,620,652
Cencosud SA	778,498	1,356,351
Cencosud Shopping SA	295,527	548,458
Colbun SA	4,366,805	790,173
Compania Cervecerias Unidas SA	76,780	596,443
Compania de Petroleos de Chile SA (COPEC)	217,263	1,773,552
Empresa Nacional de Telecomunicaciones SA (ENTEL)	80,550	574,360
Empresas CMPC SA	608,141	1,347,122
Enel Chile SA	15,259,962	1,310,197
Enersis SA	19,169,720	2,974,236
S.A.C.I. Falabella	412,889	1,472,539

TOTAL CHILE		18,357,948

China - 12.4%
A-Living Services Co. Ltd. (H Shares) (c)	242,500	1,368,899
Accelink Technologies Co. Ltd. (A Shares)	25,000	115,768
Addsino Co. Ltd. (A Shares)	58,600	148,786
AECC Aero-Engine Control Co. Ltd. (A Shares)	42,300	110,857
Agricultural Bank of China Ltd.:
(A Shares)	1,594,400	738,323
(H Shares)	16,604,297	5,891,619
Aier Eye Hospital Group Co. Ltd. (A Shares)	142,955	928,419
Air China Ltd.:
(A Shares)	59,300	58,066
(H Shares)	1,354,000	840,321
Aisino Co. Ltd. (A Shares)	68,000	170,508
Aluminum Corp. of China Ltd. (A shares) (a)	1,314,300	619,922
Angang Steel Co. Ltd. (A Shares)	230,900	89,048
Angel Yeast Co. Ltd. (A Shares)	30,100	284,380
Anhui Conch Cement Co. Ltd.:
(A Shares)	86,400	760,799
(H Shares)	746,900	5,642,491
Anhui Gujing Distillery Co. Ltd. (A Shares)	20,400	622,662
Anhui Kouzi Distillery Co. Ltd. (A Shares)	23,100	165,522
Anxin Trust Co. Ltd. (A Shares) (a)	10,800	3,112
Apeloa Pharmaceutical Co. Ltd. A Shares	42,200	143,991
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	8,300	259,823
Autobio Diagnostics Co. Ltd.	10,100	235,618
AVIC Aircraft Co. Ltd. (A Shares)	100,300	340,797
AVIC Aviation Engine Corp. PLC (A Shares)	81,100	428,687
AVIC Capital Co. Ltd. (A Shares)	360,600	245,048
AVIC Electromechanical Systems Co. Ltd. (A Shares) (a)	132,300	194,415
AVIC Jonhon OptronicTechnology Co. Ltd.	41,100	256,612
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	42,400	388,613
AviChina Industry & Technology Co. Ltd. (H Shares)	1,375,000	817,872
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	111,800	108,832
Baic Motor Corp. Ltd. (H Shares) (c)	860,200	419,539
Bank Communications Co. Ltd.:
(A Shares)	1,374,400	937,922
(H Shares)	4,816,176	2,672,097
Bank of Beijing Co. Ltd. (A Shares)	782,125	541,589
Bank of Chengdu Co. Ltd. (A Shares)	147,000	175,132
Bank of China Ltd.:
(A Shares)	539,200	257,419
(H Shares)	45,616,464	15,190,698
Bank of Hangzhou Co. Ltd. (A Shares)	223,800	302,886
Bank of Jiangsu Co. Ltd. (A Shares)	438,703	380,516
Bank of Nanjing Co. Ltd. (A Shares)	374,900	417,084
Bank of Ningbo Co. Ltd. (A Shares)	216,100	897,532
Bank of Shanghai Co. Ltd. (A Shares)	517,880	614,760
Baoshan Iron & Steel Co. Ltd. (A Shares)	684,400	482,749
BBMG Corp. (A Shares)	326,200	151,054
Beijing Capital Development Co. Ltd. (A Shares)	112,200	108,578
Beijing Capital International Airport Co. Ltd. (H Shares)	1,017,000	670,538
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	150,300	232,718
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	19,500	140,062
Beijing Enlight Media Co. Ltd. (A Shares)	107,900	205,740
Beijing Kunlun Tech Co. Ltd. (A Shares)	41,000	158,471
Beijing New Building Materials PLC (A Shares)	61,500	271,740
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	56,700	445,624
Beijing Originwater Technology Co. Ltd. (A Shares)	115,900	142,566
Beijing Shiji Information Technology Co. Ltd. (A Shares)	32,000	168,599
Beijing Shunxin Agriculture Co. Ltd.	27,500	243,966
Beijing Sinnet Technology Co. Ltd. (A Shares)	55,500	207,753
Beijing Thunisoft Corp. Ltd. (A Shares)	29,100	110,765
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	44,640	317,625
Beijing Tongrentang Co. Ltd. (A Shares)	49,400	191,505
Beijing Yanjing Brewery Co. Ltd. (A Shares)	114,100	125,303
Betta Pharmaceuticals Co. Ltd. (A Shares)	14,300	283,308
BGI Genomics Co. Ltd.	14,200	334,176
BOE Technology Group Co. Ltd. (A Shares)	1,214,500	813,132
Bohai Leasing Co. Ltd. (A shares) (a)	239,700	105,500
BTG Hotels Group Co. Ltd.	37,900	96,011
By-Health Co. Ltd. (A Shares)	57,800	207,330
BYD Co. Ltd.:
(A Shares)	44,000	538,649
(H Shares)	380,300	3,583,069
C&S Paper Co. Ltd. (A Shares)	49,600	173,578
Caitong Securities Co. Ltd.	135,200	324,473
Cansino Biologics, Inc. (H Shares) (a)(c)	34,200	1,197,616
Centre Testing International Group Co. Ltd. (A Shares)	32,300	108,452
CGN Power Co. Ltd. (H Shares) (c)	5,001,447	1,051,877
Chacha Food Co. Ltd. (A Shares)	18,300	151,906
Changchun High & New Technology Industry Group, Inc. (A Shares)	14,400	1,026,042
Changjiang Securities Co. Ltd. (A Shares)	210,400	260,619
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	10,500	224,296
Chaozhou Three-Circle Group Co. (A Shares)	63,400	260,139
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	26,300	180,118
Chengdu Xingrong Environment Co. Ltd. (A Shares)	115,700	84,596
China Aerospace Times Electronics Co. Ltd. (A Shares)	100,200	106,590
China Avionics Systems Co. Ltd. (A Shares)	42,800	107,258
China Cinda Asset Management Co. Ltd. (H Shares)	4,543,000	855,809
China CITIC Bank Corp. Ltd.:
(A Shares)	186,700	138,115
(H Shares)	4,993,051	2,177,530
China Communications Construction Co. Ltd.:
(A Shares)	53,900	61,047
(H Shares)	2,611,000	1,519,375
China Communications Services Corp. Ltd. (H Shares)	1,234,000	799,283
China Construction Bank Corp. (H Shares)	54,645,000	39,843,346
China Eastern Airlines Corp. Ltd.:
(A Shares)	39,700	25,100
(H Shares)	1,616,000	573,397
China Enterprise Co. Ltd. (A Shares)	153,300	93,626
China Everbright Bank Co. Ltd.:
(A Shares)	2,242,500	1,215,264
(H Shares)	403,000	151,314
China Film Co. Ltd. (A Shares)	59,000	122,903
China Fortune Land Development Co. Ltd. (A Shares)	146,250	363,783
China Galaxy Securities Co. Ltd.:
(A Shares)	255,900	479,504
(H Shares)	1,561,500	932,834
China Gezhouba Group Co. Ltd. (A Shares)	171,900	164,380
China Great Wall Securities Co. Ltd. (A Shares)	72,900	150,395
China Greatwall Technology Group Co. Ltd. (A Shares)	105,600	277,052
China Huarong Asset Management Co. Ltd. (c)	5,359,000	608,482
China International Capital Corp. Ltd. (H Shares) (c)	728,200	1,719,425
China International Travel Service Corp. Ltd. (A Shares)	69,600	2,424,722
China Jushi Co. Ltd. (A Shares)	130,900	259,730
China Life Insurance Co. Ltd.	17,300	90,504
China Life Insurance Co. Ltd. (H Shares)	4,371,747	10,028,407
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,773,000	1,269,648
China Meheco Co. Ltd. (A Shares)	39,100	91,147
China Merchants Bank Co. Ltd.:
(A Shares)	619,200	3,089,276
(H Shares)	2,278,421	10,627,320
China Merchants Energy Shipping Co. Ltd. (A Shares)	246,300	220,694
China Merchants Property Operation & Service Co. Ltd. (A Shares)	38,100	184,624
China Merchants Securities Co. Ltd. (A Shares)	273,650	844,668
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	240,800	588,955
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,423,800	1,130,851
(H Shares)	2,959,061	1,863,182
China Molybdenum Co. Ltd.:
(A Shares)	530,700	334,771
(H Shares)	1,864,000	755,191
China National Accord Medicines Corp. Ltd. (A Shares)	13,100	93,435
China National Building Materials Co. Ltd. (H Shares)	2,172,000	3,368,572
China National Chemical Engineering Co. Ltd. (A Shares)	195,108	161,118
China National Medicines Corp. Ltd. (A Shares)	26,800	168,942
China National Nuclear Power Co. Ltd. (A Shares)	551,200	342,962
China National Software & Service Co. Ltd. (A Shares)	17,700	240,664
China Northern Rare Earth Group High-Tech Co. Ltd. (a)	137,100	243,925
China Oilfield Services Ltd. (H Shares)	944,000	734,464
China Pacific Insurance (Group) Co. Ltd.	163,900	693,417
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,619,428	4,690,936
China Petroleum & Chemical Corp.:
(A Shares)	658,100	377,397
(H Shares)	13,754,704	5,859,792
China Railway Construction Corp. Ltd.:
(A Shares)	561,300	707,344
(H Shares)	733,500	585,831
China Railway Group Ltd.:
(A Shares)	1,162,700	928,473
(H Shares)	1,137,000	575,080
China Railway Signal & Communications Corp. (H Shares) (c)	719,000	312,637
China Reinsurance Group Corp. (H Shares)	3,188,000	349,638
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	34,800	151,171
China Shenhua Energy Co. Ltd.:
(A Shares)	296,985	652,714
(H Shares)	1,749,702	2,916,810
China Shipbuilding Industry Co. (A Shares)	831,200	570,805
China Shipping Development Co. Ltd.:
(A Shares)	239,000	245,676
(H Shares)	372,000	166,074
China South Publishing & Media Group Co. Ltd. (A Shares)	60,600	92,701
China Southern Airlines Ltd.:
(A Shares)	55,000	42,028
(H Shares)	1,470,000	680,916
China Spacesat Co. Ltd. (A Shares)	42,500	215,268
China State Construction Engineering Corp. Ltd. (A Shares)	1,516,240	1,093,408
China Telecom Corp. Ltd. (H Shares)	7,246,689	2,151,729
China Tower Corp. Ltd. (H Shares) (c)	24,693,000	4,492,359
China TransInfo Technology Co. Ltd. (A Shares)	53,700	180,536
China United Network Communications Ltd. (A Shares)	948,400	690,719
China Vanke Co. Ltd.:
(A Shares)	434,400	1,671,548
(H Shares)	834,100	2,625,968
China Yangtze Power Co. Ltd. (A Shares)	789,900	2,080,308
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	50,500	91,731
Chongqing Brewery Co. Ltd. (A Shares)	18,000	187,919
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	29,100	164,375
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,206,646	488,867
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	56,900	1,517,301
CITIC Securities Co. Ltd.:
(A Shares)	318,600	1,368,466
(H Shares)	1,174,100	2,732,896
Contemporary Amperex Technology Co. Ltd.	78,800	2,396,937
COSCO Shipping Development Co. Ltd. (A Shares)	311,000	91,403
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	248,400	154,201
(H Shares) (a)	1,501,500	565,705
CRRC Corp. Ltd.:
(A Shares)	1,208,700	1,011,994
(H Shares)	1,142,000	496,567
CSC Financial Co. Ltd. (A Shares)	99,800	695,795
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	31,130	193,426
Daqin Railway Co. Ltd. (A Shares)	538,500	501,045
Dawning Information Industry Co. Ltd. (A Shares)	45,360	288,607
DHC Software Co. Ltd. (A Shares)	111,500	194,701
Dong E-E-Jiao Co. Ltd. (A Shares)	23,900	139,525
Dongfang Electric Corp. Ltd. (A Shares)	105,000	155,954
Dongfeng Motor Group Co. Ltd. (H Shares)	1,505,000	1,077,732
Dongxing Securities Co. Ltd. (A Shares)	101,600	200,282
East Money Information Co. Ltd. (A Shares)	289,820	1,108,148
Eve Energy Co. Ltd. (A shares)	66,274	571,987
Everbright Securities Co. Ltd. (A Shares)	142,858	491,749
Fangda Carbon New Material Co. Ltd. (A Shares)	135,448	132,824
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	42,100	171,354
Financial Street Holdings Co. Ltd. (A Shares)	129,500	128,105
First Capital Securities Co. Ltd. (A Shares)	143,800	223,684
Focus Media Information Technology Co. Ltd. (A Shares)	528,940	459,542
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	96,340	2,072,888
Founder Securities Co. Ltd. (A Shares)	314,700	387,107
Foxconn Industrial Internet Co. Ltd. (A Shares)	214,597	448,875
Fujian Star-net Communication Co. Ltd. (A Shares)	21,200	99,934
Fujian Sunner Development Co. Ltd. A Shares	45,500	187,215
Fuyao Glass Industries Group Co. Ltd. (A Shares)	248,900	870,685
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,600	231,106
GCL System Integration Technology Co. Ltd. (a)	185,900	81,821
GD Power Development Co. Ltd. (A Shares)	796,600	232,979
GEM Co. Ltd. (A Shares)	180,700	138,598
Gemdale Corp. (A Shares)	165,900	332,744
GF Securities Co. Ltd.:
(A Shares)	386,200	863,741
(H Shares)	182,828	219,149
Giant Network Group Co. Ltd. (A Shares)	61,400	185,737
Gigadevice Semiconductor Beijing, Inc. (A Shares)	16,000	531,028
Glodon Co. Ltd. (A Shares)	40,400	443,261
GoerTek, Inc. (A Shares)	116,200	711,345
Grandjoy Holdings Group Co. Ltd.	117,600	92,392
Great Wall Motor Co. Ltd. (H Shares)	1,712,500	1,672,661
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	107,800	879,536
Greenland Holdings Corp. Ltd. (A Shares)	312,900	366,500
GRG Banking Equipment Co. Ltd. (A Shares)	86,700	178,990
Guangdong Haid Group Co. Ltd. (A Shares)	56,800	519,943
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	113,900	118,062
Guangdong Hongda Blasting Co. Ltd. (A Shares)	25,500	204,727
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)	204,600	347,886
Guanghui Energy Co. Ltd. (A Shares) (a)	298,300	125,732
Guangzhou Automobile Group Co. Ltd.	44,300	68,592
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,496,200	1,430,505
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	73,700	150,038
Guangzhou Baiyunshan Pharma Health (A Shares)	50,600	269,571
Guangzhou Haige Communications Group (A Shares)	84,100	173,622
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	16,100	222,556
Guangzhou R&F Properties Co. Ltd. (H Shares)	757,600	872,917
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	23,700	353,063
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	11,989	167,842
Guocheng Mining Co. Ltd. (A Shares) (a)	41,259	141,254
Guosen Securities Co. Ltd. (A Shares)	163,900	310,170
Guotai Junan Securities Co. Ltd. (A Shares)	449,400	1,190,643
Guoxuan High Tech Co. Ltd. (A Shares)	40,700	147,392
Guoyuan Securities Co. Ltd. (A Shares)	131,400	196,107
Hafei Aviation Industry Co. Ltd. (A Shares)	22,100	163,045
Haier Smart Home Co. Ltd. (A Shares) (d)	228,100	588,633
Hainan Airlines Co. Ltd. (A Shares) (a)	606,900	137,474
Haitong Securities Co. Ltd.:
(A Shares)	220,400	445,530
(H Shares)	1,491,200	1,385,319
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	334,800	1,775,482
Hangzhou Robam Appliances Co. Ltd. (A Shares)	35,000	192,333
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	48,600	140,467
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	26,800	413,806
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	24,700	212,114
Heilongjiang Agriculture Co. Ltd. (A Shares)	64,100	176,168
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	99,200	776,943
Hengli Petrochemical Co. Ltd. (A Shares)	214,420	500,149
Hengtong Optic-electric Co. Ltd. (A Shares)	69,608	164,960
Hengyi Petrochemical Co. Ltd. (A Shares)	141,680	206,168
Hesteel Co. Ltd. (A Shares)	423,400	136,578
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	19,500	400,028
Holitech Technology Co. Ltd. (A Shares)	117,400	88,532
Hongfa Technology Co. Ltd. (A Shares)	27,400	165,379
Huaan Securities Co. Ltd. (A Shares)	136,893	158,773
Huadian Power International Corp. Ltd. (A Shares)	268,900	139,941
Huadong Medicine Co. Ltd. (A Shares)	61,600	245,512
Hualan Biological Engineer, Inc. (A Shares)	64,770	602,928
Huaneng Power International, Inc.:
(A Shares)	233,800	157,204
(H Shares)	1,888,186	806,407
Huatai Securities Co. Ltd.:
(A Shares)	221,100	659,006
(H Shares) (c)	770,800	1,392,359
HUAXI Securities Co. Ltd.	101,800	186,082
Huaxia Bank Co. Ltd. (A Shares)	476,158	434,165
Huaxin Cement Co. Ltd. (A Shares)	50,200	197,125
Huayu Automotive Systems Co. Ltd. (A Shares)	114,700	345,326
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	192,200	158,165
Hubei Energy Group Co. Ltd. (A Shares)	209,700	113,341
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	30,000	108,901
Hubei Kaile Technology Co. Ltd. (A Shares)	37,200	75,998
Hunan Valin Steel Co. Ltd. (A Shares)	241,300	154,982
Hundsun Technologies, Inc. (A Shares)	37,278	585,372
iFlytek Co. Ltd. (A Shares)	78,800	413,705
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,233,100	876,852
(H Shares)	34,901,000	20,449,947
Industrial Bank Co. Ltd. (A Shares)	747,300	1,677,773
Industrial Securities Co. Ltd. (A Shares)	268,000	314,677
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	220,400	1,157,431
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,712,000	287,168
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	65,700	102,386
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	301,100	322,461
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)	242,000	87,777
Inspur Electronic Information Industry Co. Ltd. (A Shares)	51,972	282,841
Jafron Biomedical Co. Ltd. (A Shares)	28,240	297,172
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	106,400	113,643
Jiangsu Expressway Co. Ltd. (H Shares)	634,000	679,785
Jiangsu Hengli Hydraulic Co. Ltd.	49,076	428,482
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	189,032	2,557,772
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	46,500	289,794
Jiangsu Shagang Co. Ltd. (A Shares)	79,300	122,898
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	54,900	1,062,951
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	11,500	158,111
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	35,500	187,192
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	138,100	187,099
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	111,700	186,883
Jiangxi Copper Co. Ltd.:
(A Shares)	213,100	494,626
(H Shares)	204,000	242,948
Jiangxi Ganfeng Lithium Co. Ltd.	39,300	315,295
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	90,600	280,172
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	45,100	112,311
Jinduicheng Molybdenum Co. Ltd. (A Shares)	111,200	106,016
Jinke Properties Group Co. Ltd. (A Shares)	197,300	246,089
Jinyu Bio-Technology Co. Ltd. (A Shares)	39,900	166,976
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	70,100	199,693
Jointown Pharmaceutical Group (A Shares) (a)	66,400	178,205
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	29,000	292,114
Joyoung Co. Ltd. (A Shares)	27,700	155,196
Juewei Food Co. Ltd.	22,000	270,302
Juneyao Airlines Co. Ltd. (A shares)	67,000	89,427
Kweichow Moutai Co. Ltd. (A Shares)	44,800	10,778,616
Laobaixing Pharmacy Chain JSC (A Shares)	10,400	155,065
Legend Holdings Corp.:
(H Shares) (c)	314,500	408,225
rights (a)(d)	16,330	2,739
Lens Technology Co. Ltd. (A Shares)	101,600	478,493
Leo Group Co. Ltd. (A Shares)	242,900	123,972
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	63,500	390,369
Leyard Optoelectronic Co. Ltd. (A Shares)	95,900	98,991
Liaoning Chengda Co. Ltd. (A Shares)	56,000	224,397
Livzon Pharmaceutical Group, Inc. (A Shares)	22,200	173,331
Lomon Billions Group Co. Ltd. (A Shares)	63,000	212,976
LONGi Green Energy Technology Co. Ltd.	134,720	1,097,051
Luenmei Quantum Co. Ltd. (A Shares)	55,283	115,636
Luxshare Precision Industry Co. Ltd. (A Shares)	248,924	2,090,917
Luzhou Laojiao Co. Ltd. (A Shares)	53,200	899,842
Maanshan Iron & Steel Co. Ltd. (A Shares)	232,300	89,921
Mango Excellent Media Co. Ltd. (A Shares)	63,670	621,442
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	138,788	306,222
Metallurgical Corp. China Ltd. (A Shares)	369,900	148,487
Muyuan Foodstuff Co. Ltd. (A Shares)	133,782	1,754,568
Nanji E-Commerce Co. Ltd. (A Shares)	88,400	248,275
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	28,080	190,094
Nanjing Securities Co. Ltd. (A Shares)	119,200	267,788
Nanyang Topsec Technologies Group, Inc. (a)	42,600	143,524
NARI Technology Co. Ltd. (A Shares)	167,300	509,684
NAURA Technology Group Co. Ltd.	17,500	523,082
NavInfo Co. Ltd. (A Shares)	70,700	188,833
New China Life Insurance Co. Ltd.	83,700	634,306
New China Life Insurance Co. Ltd. (H Shares)	415,700	1,625,190
Newland Digital Technology Co. Ltd. (A Shares)	38,600	95,626
Ningbo Joyson Electronic Corp. (A shares)	45,400	146,839
Ningbo Tuopu Group Co. Ltd. (A Shares)	38,400	187,234
Ningbo Zhoushan Port Co. Ltd. (A Shares)	305,200	182,460
Northeast Securities Co. Ltd. (A Shares)	99,700	160,374
O-film Tech Co. Ltd. (A Shares)	97,900	272,991
Oceanwide Holdings Co., Ltd. (A Shares)	147,400	88,966
Offcn Education Technology Co. A Shares	59,376	272,060
Offshore Oil Enginering Co. Ltd. (A Shares)	164,400	113,369
Oppein Home Group, Inc. (A Shares)	14,280	183,415
Orient Securities Co. Ltd. (A Shares)	232,218	389,852
Ovctek China, Inc. (A Shares)	21,550	202,025
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	337,200	106,355
People's Insurance Co. of China Group Ltd.:
(A Shares)	167,800	171,766
(H Shares)	4,720,552	1,534,881
Perfect World Co. Ltd. (A Shares)	69,300	381,316
PetroChina Co. Ltd.:
(A Shares)	627,600	400,396
(H Shares)	11,849,790	4,112,865
PICC Property & Casualty Co. Ltd. (H Shares)	3,905,568	3,084,019
Ping An Bank Co. Ltd. (A Shares)	697,700	1,334,354
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	356,396	3,878,118
(H Shares)	3,365,141	35,506,372
Poly Developments & Holdings (A Shares)	430,500	962,818
Poly Property Development Co. Ltd. (H Shares)	64,800	681,837
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	5,528,000	3,045,632
Power Construction Corp. of China Ltd. (A Shares)	567,800	342,708
Proya Cosmetics Co. Ltd. (A Shares)	7,300	196,243
Qihoo 360 Technology Co. Ltd. (A Shares)	80,700	224,682
Qingdao Rural Commercial Bank Corp. (A Shares)	194,200	156,749
Risesun Real Estate Development Co. Ltd. (A Shares)	170,600	201,047
Rongsheng Petrochemical Co. Ltd. (A Shares)	193,500	463,280
SAIC Motor Corp. Ltd. (A Shares)	282,700	736,828
Sanan Optoelectronics Co. Ltd. (A Shares)	145,600	562,348
Sangfor Technologies, Inc.	9,700	297,419
Sansteel Minguang Co. Ltd. (A Shares)	97,500	99,525
Sany Heavy Industry Co. Ltd. (A Shares)	302,800	916,412
SDIC Capital Co. Ltd.	132,600	281,543
SDIC Power Holdings Co. Ltd. (A Shares)	265,100	327,615
Sealand Securities Co. Ltd. (A Shares)	222,850	179,874
Seazen Holdings Co. Ltd. (A Shares)	83,900	409,327
SF Holding Co. Ltd. (A Shares)	105,200	1,069,623
SG Micro Corp. (A Shares)	5,600	291,435
Shaanxi Coal Industry Co. Ltd. (A Shares)	317,700	368,479
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	41,688	171,291
Shandong Gold Mining Co. Ltd. (A Shares)	93,460	576,291
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	60,400	200,290
Shandong Linglong Tyre Co. Ltd. (A Shares)	43,300	145,572
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	490,200	166,559
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	35,300	181,582
Shandong Sun Paper Industry JSC Ltd. (A Shares)	99,900	181,606
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,406,000	3,573,823
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	214,199	94,890
Shanghai Baosight Software Co. Ltd. (A Shares)	30,100	307,467
Shanghai Construction Group Co. Ltd. (A Shares)	301,194	134,725
Shanghai Electric Group Co. Ltd.:
(A Shares)	592,800	467,431
(H Shares)	278,000	85,728
Shanghai Electric Power Co. Ltd. (A Shares)	116,600	131,224
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	52,300	466,603
(H Shares)	317,000	1,499,045
Shanghai International Airport Co. Ltd. (A Shares)	34,300	334,043
Shanghai International Port Group Co. Ltd. (A Shares)	332,043	214,693
Shanghai Jahwa United Co. Ltd. (A Shares)	24,400	162,838
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	30,700	173,677
Shanghai M&G Stationery, Inc. (A Shares)	33,300	312,082
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	70,200	206,318
(H Shares)	416,109	738,766
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,058,209	1,571,729
Shanghai Putailai New Energy Technology Co. Ltd.	15,673	239,056
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	176,400	261,243
Shanghai Tunnel Engineering Co. Ltd.	128,996	111,332
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	117,500	173,003
Shanghai Zhangjiang High Ltd. (A Shares)	57,100	164,788
Shanghaioriental Pearl Media Co. Ltd.	125,470	182,400
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	111,200	101,553
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	155,300	146,947
Shanxi Securities Co. Ltd. (A Shares)	162,760	192,974
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	225,400	114,717
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	31,600	817,007
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	144,690	87,331
Shenergy Co. Ltd. (A Shares)	177,400	144,969
Shengyi Technology Co. Ltd.	81,600	336,571
Shennan Circuits Co. Ltd. (A Shares)	17,040	376,558
Shenwan Hongyuan Group Co. Ltd. (A Shares) (a)	833,500	696,660
Shenzhen Airport Co. Ltd. (A Shares)	74,100	106,022
Shenzhen Energy Group Co. Ltd. (A Shares)	152,160	123,689
Shenzhen Expressway Co. Ltd. (H Shares)	278,000	265,076
Shenzhen Goodix Technology Co. Ltd. (A Shares)	16,300	486,419
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	37,800	133,096
Shenzhen Inovance Technology Co. Ltd. (A Shares)	63,100	454,672
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	52,900	191,649
Shenzhen Kangtai Biological Products Co. Ltd.	22,900	738,234
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares)	32,200	89,927
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	36,000	1,790,878
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	307,300	315,884
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	37,800	188,589
Shenzhen Sunway Communication Co. Ltd. (A Shares)	34,900	276,742
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)	206,300	82,814
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	42,800	195,372
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	59,200	132,741
Sichuan Chuantou Energy Co. Ltd. (A Shares)	173,500	237,547
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	52,700	169,770
Sichuan Languang Development Co. Ltd. (A Shares)	121,300	93,038
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	151,000	704,002
Sichuan Swellfun Co. Ltd. (A Shares)	18,700	170,776
Sinolink Securities Co. Ltd. (A Shares)	112,600	232,944
Sinopec Engineering Group Co. Ltd. (H Shares)	740,500	327,718
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	848,700	436,813
(H Shares)	101,000	22,545
Sinopharm Group Co. Ltd. (H Shares)	762,200	1,815,441
Sinotrans Ltd.	177,700	86,364
Songcheng Performance Development Co. Ltd. (A Shares)	95,960	256,851
Soochow Securities Co. Ltd. (A Shares)	149,500	244,768
Southwest Securities Co. Ltd. (A Shares)	219,900	184,428
Spring Airlines Co. Ltd. (A Shares)	35,500	201,697
STO Express Co. Ltd.	56,600	133,565
Suning.com Co. Ltd. (A Shares)	334,200	493,983
Sunwoda Electronic Co. Ltd. (A Shares)	57,100	195,323
Suofeiya Home Collection Co. Ltd. (A Shares)	33,700	110,930
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	57,900	243,631
Suzhou Gold Mantis Consolidated Co. Ltd.	88,100	113,296
Tangshan Jidong Cement Co. Ltd. A Shares	50,700	139,268
TBEA Co. Ltd. (A Shares)	138,600	173,470
TCL Corp. (A Shares)	484,400	434,735
The Pacific Securities Co. Ltd. (A Shares) (a)	279,600	173,569
Thunder Software Technology Co. Ltd. (A Shares)	14,400	200,254
Tianfeng Securities Co. Ltd. (A Shares)	246,000	253,225
Tianjin 712 Communication & Broadcasting Co. Ltd.	28,000	177,631
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	107,000	84,985
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	99,900	348,461
Tianma Microelectronics Co. Ltd. (A Shares)	78,700	189,666
Tianqi Lithium Corp. (A Shares) (a)	53,030	192,348
Tianshui Huatian Technology Co. Ltd. (A Shares)	98,100	232,481
Toly Bread Co. Ltd.	20,100	173,678
TongFu Microelectronics Co. Ltd. (A Shares) (a)	41,400	159,483
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	72,900	143,289
Tongkun Group Co. Ltd. (A Shares)	71,700	148,434
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	358,100	117,054
Tongwei Co. Ltd. (A Shares)	139,400	545,597
Tongyu Heavy Industry Co. Ltd. (A Shares)	37,200	124,691
Topchoice Medical Corp. (a)	11,300	285,856
Transfar Zhilian Co. Ltd.	114,400	94,142
TravelSky Technology Ltd. (H Shares)	515,000	990,091
Tsingtao Brewery Co. Ltd.:
(A Shares)	47,000	559,271
(H Shares)	203,000	1,807,285
Unigroup Guoxin Microelectronics Co. Ltd.	21,800	396,423
Unisplendour Corp. Ltd. (A Shares) (a)	73,436	461,137
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	52,600	182,569
Venustech Group, Inc. (A Shares)	32,500	183,953
Visionox Technology, Inc. (A Shares) (a)	50,300	117,689
Walvax Biotechnology Co. Ltd. (A Shares)	54,700	634,114
Wanda Film Holding Co. Ltd. (A Shares) (a)	75,700	188,296
Wangsu Science & Technology Co. Ltd. (A Shares)	88,000	113,041
Wanhua Chemical Group Co. Ltd. (A Shares)	113,200	1,096,921
Weichai Power Co. Ltd.:
(A Shares)	97,400	226,075
(H Shares)	1,168,000	2,519,768
Weifu High-Technology Group Co. Ltd. (A Shares)	30,500	96,374
Weihai Guangwei Composites Co. Ltd. (A Shares)	19,200	213,466
Wens Foodstuffs Group Co. Ltd. (A Shares)	229,500	781,435
Western Securities Co. Ltd. (A Shares)	133,600	190,005
Westone Information Industry, Inc. (A Shares)	31,000	97,287
Will Semiconductor Ltd.	20,600	607,325
Wingtech Technology Co. Ltd. (A Shares)	33,500	730,260
Winning Health Technology Group Co. Ltd. (A Shares)	76,030	251,575
Wonders Information Co. Ltd. (A Shares)	42,100	161,878
Wuchan Zhongda Group Co. Ltd.	190,000	124,757
Wuhan Guide Infrared Co. Ltd. (A Shares)	56,880	318,113
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	75,300	492,273
Wuhu Token Science Co. Ltd. (A Shares)	88,800	155,317
Wuliangye Yibin Co. Ltd. (A Shares)	138,900	4,331,197
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	62,200	214,552
WuXi AppTec Co. Ltd.	67,020	1,085,749
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	123,124	1,853,937
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	31,800	200,735
Wuxi Taiji Industry Co. Ltd. (A Shares)	76,000	125,629
XCMG Construction Machinery Co. Ltd. (A Shares)	283,500	258,091
Xiamen C&D, Inc. (A Shares)	96,325	129,535
Xiamen Intretech, Inc.	16,600	141,841
Xiamen Tungsten Co. Ltd. (A Shares)	55,900	120,212
Xinhu Zhongbao Co. Ltd. (A Shares)	331,000	161,819
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	171,900	320,380
(H Shares)	134,964	135,829
Yango Group Co. Ltd. (A Shares)	155,700	154,692
Yantai Jereh Oilfield Services (A Shares)	36,000	161,751
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	220,800	291,228
(H Shares)	592,000	462,124
Yealink Network Technology Corp. Ltd.	26,950	243,144
Yifan Pharmaceutical Co. Ltd. (A Shares)	44,900	190,217
Yifeng Pharmacy Chain Co. Ltd.	18,900	233,921
Yintai Gold Co. Ltd. (A Shares)	72,100	194,330
Yonghui Superstores Co. Ltd. (A Shares)	342,200	441,048
Yonyou Network Technology Co. Ltd. (A Shares)	116,120	782,773
Youngor Group Co. Ltd. (A Shares)	166,587	159,299
Youzu Interactive Co. Ltd. (A shares) (a)	32,100	102,212
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)	48,000	122,492
Yunda Holding Co. Ltd. (A Shares)	86,360	296,775
Yunnan Baiyao Group Co. Ltd. (A Shares)	45,800	719,521
Yunnan Energy New Material Co. Ltd.	28,900	330,882
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	21,600	632,348
Zhaojin Mining Industry Co. Ltd. (H Shares)	573,000	714,189
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	178,410	309,493
Zhejiang Chint Electric Co. Ltd. (A Shares)	80,200	364,485
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares) (a)	99,300	85,560
Zhejiang Dahua Technology Co. Ltd. (A Shares)	109,900	335,444
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	17,640	224,244
Zhejiang Expressway Co. Ltd. (H Shares)	776,000	576,721
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	51,990	286,964
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	40,050	245,520
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	46,300	164,818
Zhejiang Juhua Co. Ltd. (A Shares)	101,100	107,838
Zhejiang Longsheng Group Co. Ltd. (A Shares)	121,800	258,088
Zhejiang NHU Co. Ltd. (A Shares)	77,600	327,526
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	128,950	438,513
Zhejiang Semir Garment Co. Ltd. (A Shares)	81,900	87,241
Zhejiang Supor Cookware Co. Ltd.	20,300	246,825
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares) (a)	90,200	89,487
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	60,700	118,787
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	18,700	180,830
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	83,100	162,265
Zheshang Securities Co. Ltd.	105,900	250,814
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	213,600	1,280,172
Zhongji Innolight Co. Ltd. (A Shares)	25,800	218,528
Zhongjin Gold Co. Ltd. (A Shares)	130,000	211,350
Zhongtian Financial Group Co. Ltd. (A Shares)	257,793	132,682
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	38,600	210,953
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	304,227	1,067,697
Zijin Mining Group Co. Ltd.:
(A Shares)	536,900	450,294
(H Shares)	3,264,000	2,025,707
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	368,900	436,853
(H Shares)	503,200	518,114
ZTE Corp.:
(A Shares)	84,300	473,399
(H Shares)	498,400	1,472,635

TOTAL CHINA		438,015,738

Colombia - 0.1%
Bancolombia SA	138,790	996,403
Ecopetrol SA	2,789,955	1,554,542
Grupo de Inversiones Suramerica SA	135,385	703,581
Interconexion Electrica SA ESP	248,244	1,276,797

TOTAL COLOMBIA		4,531,323

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	87,208	1,747,632
Komercni Banka A/S (a)	41,864	967,654
MONETA Money Bank A/S (c)	275,377	627,861

TOTAL CZECH REPUBLIC		3,343,147

Egypt - 0.1%
Commercial International Bank SAE	804,953	3,200,658
Eastern Tobacco Co.	537,017	403,519
Elsewedy Electric Co.	398,669	169,004

TOTAL EGYPT		3,773,181

Greece - 0.1%
Ff Group (a)(d)	1,944	2,748
Greek Organization of Football Prognostics SA	108,982	979,504
Hellenic Telecommunications Organization SA	129,104	1,900,976
Jumbo SA	55,934	1,094,391
Motor Oil (HELLAS) Corinth Refineries SA	34,440	464,105

TOTAL GREECE		4,441,724

Hong Kong - 2.4%
Beijing Enterprises Holdings Ltd.	268,427	938,592
BYD Electronic International Co. Ltd.	360,000	1,261,112
China Everbright International Ltd.	1,986,814	1,227,932
China Everbright Ltd.	479,000	766,370
China Jinmao Holdings Group Ltd.	3,132,000	2,129,678
China Merchants Holdings International Co. Ltd.	762,880	873,095
China Mobile Ltd.	3,459,071	23,612,099
China Overseas Land and Investment Ltd.	2,182,202	6,644,900
China Power International Development Ltd.	2,392,000	447,518
China Resources Beer Holdings Co. Ltd.	816,144	5,675,930
China Resources Pharmaceutical Group Ltd. (c)	885,700	502,830
China Resources Power Holdings Co. Ltd.	1,074,940	1,370,322
China Taiping Insurance Group Ltd.	905,055	1,604,513
China Unicom Ltd.	3,383,814	1,882,167
CITIC Pacific Ltd.	3,209,941	3,011,015
CNOOC Ltd.	10,044,584	10,602,061
CSPC Pharmaceutical Group Ltd.	3,160,755	6,631,211
Far East Horizon Ltd.	1,130,000	930,209
Fosun International Ltd.	1,373,954	1,565,361
Guangdong Investment Ltd.	1,667,126	2,693,111
Hua Hong Semiconductor Ltd. (a)(b)(c)	254,000	1,114,279
Lenovo Group Ltd.	3,977,000	2,396,370
Shanghai Industrial Holdings Ltd.	133,241	194,266
Shenzhen Investment Ltd.	1,877,619	588,702
Sino-Ocean Group Holding Ltd.	1,847,500	445,767
Sinotruk Hong Kong Ltd.	381,500	1,188,757
Sun Art Retail Group Ltd.	1,318,571	1,830,616
Wharf Holdings Ltd.	897,000	1,523,105
Winteam Pharmaceutical Group Ltd.	1,544,000	788,904
Yuexiu Property Co. Ltd.	4,141,000	758,709

TOTAL HONG KONG		85,199,501

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	234,710	1,378,409
OTP Bank PLC (a)	127,850	4,543,521
Richter Gedeon PLC	82,736	1,917,256

TOTAL HUNGARY		7,839,186

India - 8.1%
Adani Ports & Special Economic Zone Ltd.	288,583	1,214,113
Ambuja Cements Ltd.	388,671	1,141,838
Asian Paints Ltd.	160,459	3,674,151
Aurobindo Pharma Ltd.	162,432	1,896,196
Avenue Supermarts Ltd. (a)(c)	86,689	2,387,592
Axis Bank Ltd.	1,179,347	6,794,783
Bajaj Auto Ltd.	46,920	1,881,904
Bajaj Finance Ltd.	101,239	4,393,465
Bajaj Finserv Ltd.	21,728	1,799,810
Bandhan Bank Ltd. (a)(c)	227,777	1,049,197
Berger Paints India Ltd.	126,645	889,997
Bharat Forge Ltd.	123,731	630,794
Bharat Petroleum Corp. Ltd.	367,216	2,028,217
Bharti Airtel Ltd. (a)	1,388,972	10,286,587
Bharti Infratel Ltd.	189,604	486,158
Biocon Ltd.	153,552	839,494
Bosch Ltd.	3,238	565,252
Britannia Industries Ltd.	32,794	1,673,667
Cipla Ltd.	196,276	1,886,655
Coal India Ltd.	690,063	1,190,478
Colgate-Palmolive Ltd.	34,417	653,840
Container Corp. of India Ltd.	112,181	675,452
Dabur India Ltd.	288,944	1,980,609
Divi's Laboratories Ltd.	44,848	1,566,298
DLF Ltd.	352,550	664,208
Dr. Reddy's Laboratories Ltd.	64,852	3,921,738
Eicher Motors Ltd.	7,483	2,061,391
GAIL India Ltd. (a)	891,794	1,150,452
Godrej Consumer Products Ltd.	228,070	2,106,116
Grasim Industries Ltd.	169,538	1,432,542
Havells India Ltd.	138,178	1,075,527
HCL Technologies Ltd.	609,117	5,733,440
HDFC Asset Management Co. Ltd. (c)	26,735	863,446
HDFC Standard Life Insurance Co. Ltd. (a)(c)	399,010	3,339,818
Hero Motocorp Ltd.	54,931	1,962,398
Hindalco Industries Ltd.	653,372	1,422,384
Hindustan Petroleum Corp. Ltd. (a)	343,175	984,819
Hindustan Unilever Ltd.	463,813	13,680,998
Housing Development Finance Corp. Ltd.	926,513	22,036,837
ICICI Bank Ltd.	2,707,640	12,582,307
ICICI Lombard General Insurance Co. Ltd. (c)	115,716	2,013,446
ICICI Prudential Life Insurance Co. Ltd. (c)	196,083	1,183,643
Indian Oil Corp. Ltd.	1,061,488	1,253,185
Indraprastha Gas Ltd. (a)	116,955	630,202
Info Edge India Ltd.	34,167	1,456,818
Infosys Ltd.	1,921,397	24,670,149
InterGlobe Aviation Ltd. (a)(c)	55,030	719,716
ITC Ltd.	1,923,371	4,984,283
JSW Steel Ltd.	470,784	1,384,012
Jubilant Foodworks Ltd.	42,531	976,675
Larsen& Toubro Ltd.	269,786	3,289,322
LIC Housing Finance Ltd.	162,411	569,045
Lupin Ltd.	127,090	1,571,746
Mahindra & Mahindra Ltd.	421,135	3,408,934
Marico Ltd.	243,691	1,182,188
Maruti Suzuki India Ltd.	68,142	5,696,160
Motherson Sumi Systems Ltd. (a)	536,229	679,233
Nestle India Ltd.	13,106	2,890,282
NTPC Ltd.	1,372,681	1,594,010
Oil & Natural Gas Corp. Ltd.	1,418,203	1,482,185
Page Industries Ltd.	3,069	811,829
Petronet LNG Ltd.	338,423	1,119,569
Pidilite Industries Ltd.	64,947	1,176,363
Piramal Enterprises Ltd.	51,372	1,010,298
Power Grid Corp. of India Ltd.	1,036,751	2,467,335
Rec Ltd.	412,939	552,000
Reliance Industries Ltd.	1,609,664	44,411,859
SBI Life Insurance Co. Ltd. (a)(c)	226,878	2,764,356
Shree Cement Ltd.	5,059	1,466,053
Shriram Transport Finance Co. Ltd.	49,959	460,980
Siemens India Ltd.	34,743	538,883
State Bank of India (a)	1,012,910	2,588,383
Sun Pharmaceutical Industries Ltd.	476,340	3,380,539
Tata Consultancy Services Ltd.	507,851	15,464,646
Tata Consumer Products Ltd. (a)	245,598	1,403,206
Tata Motors Ltd. (a)	958,581	1,326,643
Tata Steel Ltd.	191,028	933,977
Tech Mahindra Ltd.	257,400	2,341,921
Titan Co. Ltd.	174,569	2,430,848
Torrent Pharmaceuticals Ltd.	29,492	1,048,517
Ultratech Cemco Ltd.	65,436	3,596,098
United Spirits Ltd. (a)	162,985	1,264,374
UPL Ltd.	277,405	1,770,438
Vedanta Ltd. (a)	1,039,223	1,578,531
Wipro Ltd.	639,454	2,397,953
Zee Entertainment Enterprises Ltd. (a)	485,467	899,073

TOTAL INDIA		287,444,874

Indonesia - 1.4%
PT ACE Hardware Indonesia Tbk	3,321,000	397,958
PT Adaro Energy Tbk	7,980,700	596,940
PT Astra International Tbk	11,384,559	4,010,365
PT Bank Central Asia Tbk	5,559,370	11,908,019
PT Bank Mandiri (Persero) Tbk	10,529,198	4,184,831
PT Bank Negara Indonesia (Persero) Tbk	4,212,400	1,331,732
PT Bank Rakyat Indonesia Tbk	31,363,505	6,812,632
PT Barito Pacific Tbk (a)	15,039,300	984,014
PT Charoen Pokphand Indonesia Tbk (a)	4,157,700	1,775,394
PT Gudang Garam Tbk	248,800	853,072
PT Hanjaya Mandala Sampoerna Tbk	4,770,200	559,971
PT Indah Kiat Pulp & Paper Tbk	1,508,100	809,229
PT Indocement Tunggal Prakarsa Tbk	822,800	698,659
PT Indofood CBP Sukses Makmur Tbk	1,289,100	812,405
PT Indofood Sukses Makmur Tbk	2,463,600	1,091,898
PT Kalbe Farma Tbk	11,804,000	1,269,791
PT Perusahaan Gas Negara Tbk Series B	6,001,400	521,699
PT Semen Gresik (Persero) Tbk	1,671,448	1,059,702
PT Telekomunikasi Indonesia Tbk Series B	27,744,265	5,786,897
PT Unilever Indonesia Tbk	4,242,495	2,445,392
PT United Tractors Tbk	924,100	1,354,284
PT XL Axiata Tbk	2,065,400	354,857

TOTAL INDONESIA		49,619,741

Isle of Man - 0.0%
NEPI Rockcastle PLC	217,491	1,132,257
Korea (South) - 10.8%
AMOREPACIFIC Corp.	19,478	2,703,785
AMOREPACIFIC Group, Inc.	16,065	716,024
BGF Retail Co. Ltd.	3,896	405,609
BS Financial Group, Inc.	165,536	711,501
Celltrion Healthcare Co. Ltd.	38,802	3,066,236
Celltrion Pharm, Inc.	9,156	901,160
Celltrion, Inc. (a)	53,141	13,175,712
Cheil Industries, Inc.	48,296	4,280,916
Cheil Worldwide, Inc.	38,119	612,015
CJ CheilJedang Corp.	4,749	1,532,883
CJ Corp.	9,142	629,924
CJ O Shopping Co. Ltd.	5,882	566,135
Coway Co. Ltd.	26,857	1,722,553
Daelim Industrial Co.	15,834	1,108,245
Daewoo Engineering & Construction Co. Ltd. (a)	106,600	311,102
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	22,366	442,323
Db Insurance Co. Ltd.	28,707	1,130,650
Doosan Bobcat, Inc.	28,645	645,546
DuzonBizon Co. Ltd.	11,012	962,282
E-Mart Co. Ltd.	10,262	978,265
Fila Holdings Corp.	27,881	778,708
GS Engineering & Construction Corp.	33,936	764,785
GS Holdings Corp.	29,420	861,054
GS Retail Co. Ltd.	14,262	409,663
Hana Financial Group, Inc.	170,888	4,215,540
Hankook Tire Co. Ltd.	43,339	944,075
Hanmi Pharm Co. Ltd.	3,709	817,254
Hanon Systems	108,034	899,786
Hanwha Corp.	22,901	486,416
Hanwha Solutions Corp.	58,662	1,250,883
HLB, Inc.	25,452	1,779,295
Hotel Shilla Co.	16,700	981,729
Hyundai Department Store Co. Ltd.	6,845	341,718
Hyundai Engineering & Construction Co. Ltd.	44,511	1,276,677
Hyundai Fire & Marine Insurance Co. Ltd.	36,538	711,902
Hyundai Glovis Co. Ltd.	10,357	965,669
Hyundai Heavy Industries Co. Ltd. (a)	22,395	1,670,458
Hyundai Mobis	37,807	6,496,863
Hyundai Motor Co.	83,821	8,866,721
Hyundai Robotics Co. Ltd.	5,732	1,133,593
Hyundai Steel Co.	48,758	1,011,154
Industrial Bank of Korea	158,683	1,076,145
Kakao Corp.	31,711	9,108,699
Kangwon Land, Inc.	62,791	1,199,785
KB Financial Group, Inc.	224,420	6,617,004
Kia Motors Corp.	149,367	5,046,098
KMW Co. Ltd. (a)	13,355	792,906
Korea Aerospace Industries Ltd.	40,277	806,645
Korea Electric Power Corp. (a)	147,143	2,351,821
Korea Express Co. Ltd. (a)	5,103	652,885
Korea Gas Corp.	16,704	354,094
Korea Investment Holdings Co. Ltd.	23,176	943,816
Korea Zinc Co. Ltd.	4,730	1,637,499
Korean Air Lines Co. Ltd. (a)	48,238	701,872
KT&G Corp.	64,759	4,380,950
Kumho Petro Chemical Co. Ltd.	10,160	718,760
LG Chemical Ltd.	26,041	12,368,746
LG Corp.	53,601	3,316,838
LG Display Co. Ltd. (a)	135,199	1,425,758
LG Electronics, Inc.	59,213	3,500,710
LG Household & Health Care Ltd.	5,588	6,406,392
LG Innotek Co. Ltd.	8,231	1,108,149
LG Telecom Ltd.	122,494	1,172,843
Lotte Chemical Corp.	9,643	1,358,726
Lotte Confectionery Co. Ltd.	14,795	383,527
Lotte Shopping Co. Ltd.	6,269	408,371
Meritz Securities Co. Ltd.	142,245	366,359
Mirae Asset Daewoo Co. Ltd.	165,433	1,091,488
NAVER Corp.	69,549	17,505,602
NCSOFT Corp.	9,318	6,319,216
Netmarble Corp. (a)(c)	12,020	1,286,572
Orion Corp./Republic of Korea	13,752	1,540,956
Ottogi Corp.	756	352,757
Pearl Abyss Corp. (a)	3,266	514,810
POSCO	41,826	6,724,261
POSCO Chemtech Co. Ltd.	12,458	787,571
Posco International Corp.	29,624	343,094
S-Oil Corp.	25,761	1,314,051
S1 Corp.	9,965	754,129
Samsung Biologics Co. Ltd. (a)(c)	9,367	5,741,484
Samsung Card Co. Ltd.	16,716	395,584
Samsung Electro-Mechanics Co. Ltd.	31,645	3,717,929
Samsung Electronics Co. Ltd.	2,704,094	130,924,224
Samsung Engineering Co. Ltd. (a)	88,244	878,116
Samsung Fire & Marine Insurance Co. Ltd.	17,611	2,525,619
Samsung Heavy Industries Co. Ltd. (a)	270,156	1,292,202
Samsung Life Insurance Co. Ltd.	40,917	1,626,949
Samsung SDI Co. Ltd.	31,073	10,328,565
Samsung SDS Co. Ltd.	19,698	2,742,559
Samsung Securities Co. Ltd.	33,526	811,615
Shinhan Financial Group Co. Ltd.	260,921	6,522,936
Shinsegae Co. Ltd.	4,006	700,127
SK C&C Co. Ltd.	19,931	3,691,667
SK Energy Co. Ltd.	31,410	3,335,733
SK Hynix, Inc.	308,817	21,382,141
SK Telecom Co. Ltd.	11,496	2,121,237
STX Pan Ocean Co. Ltd. (Korea) (a)	159,688	469,372
ViroMed Co. Ltd.	12,993	587,796
Woori Financial Group, Inc.	313,196	2,226,152
Woori Investment & Securities Co. Ltd.	58,123	426,739
Yuhan Corp.	26,490	1,269,277

TOTAL KOREA (SOUTH)		383,724,737

Luxembourg - 0.1%
Globant SA (a)	20,817	3,600,092
Reinet Investments SCA	80,463	1,524,696

TOTAL LUXEMBOURG		5,124,788

Malaysia - 1.8%
AMMB Holdings Bhd	958,800	656,932
Axiata Group Bhd	1,542,798	1,166,415
Bumiputra-Commerce Holdings Bhd	3,676,152	3,120,005
Carlsberg Brewery BHD	82,800	494,489
Dialog Group Bhd	2,221,065	1,987,554
DiGi.com Bhd	1,745,200	1,750,012
Fraser & Neave Holdings BHD	73,100	560,639
Gamuda Bhd	987,700	832,011
Genting Bhd	1,251,300	1,135,529
Genting Malaysia Bhd	1,738,440	937,510
Genting Plantations Bhd	156,300	373,576
Hap Seng Consolidated Bhd	348,700	737,213
Hartalega Holdings Bhd	954,300	4,586,065
Hong Leong Bank Bhd	364,300	1,293,463
Hong Leong Credit Bhd	130,800	417,445
IHH Healthcare Bhd	1,258,187	1,607,265
IJM Corp. Bhd	1,553,500	587,946
IOI Corp. Bhd	1,429,500	1,549,261
Kuala Lumpur Kepong Bhd	241,228	1,327,481
Malayan Banking Bhd	2,223,974	4,026,656
Malaysia Airports Holdings Bhd	613,500	766,552
Maxis Bhd	1,313,300	1,641,574
MISC Bhd	763,000	1,420,573
Nestle (Malaysia) BHD	39,000	1,304,926
Petronas Chemicals Group Bhd	1,343,500	1,966,110
Petronas Dagangan Bhd	165,626	840,494
Petronas Gas Bhd	442,700	1,760,726
PPB Group Bhd	354,840	1,651,846
Press Metal Bhd	779,300	891,195
Public Bank Bhd	1,644,757	6,602,487
QL Resources Bhd	420,600	967,536
RHB Capital Bhd	897,660	1,063,087
Sime Darby Bhd	1,462,749	751,971
Sime Darby Plantation Bhd	1,174,749	1,447,460
Telekom Malaysia Bhd	617,600	582,902
Tenaga Nasional Bhd	1,283,072	3,463,022
Top Glove Corp. Bhd	868,300	5,319,257
Westports Holdings Bhd	484,000	448,212
YTL Corp. Bhd	1,937,796	357,123

TOTAL MALAYSIA		62,394,520

Mexico - 1.6%
Alfa SA de CV Series A	1,727,000	934,310
America Movil S.A.B. de CV Series L	19,039,147	11,968,442
CEMEX S.A.B. de CV unit	8,635,886	2,646,450
Coca-Cola FEMSA S.A.B. de CV unit	305,069	1,260,029
Embotelladoras Arca S.A.B. de CV	243,200	1,199,444
Fibra Uno Administracion SA de CV	1,784,583	1,439,374
Fomento Economico Mexicano S.A.B. de CV unit	1,101,091	6,756,459
Gruma S.A.B. de CV Series B	131,505	1,543,138
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	221,127	1,467,854
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	120,220	1,194,907
Grupo Bimbo S.A.B. de CV Series A	917,970	1,653,625
Grupo Carso SA de CV Series A1	254,700	502,877
Grupo Financiero Banorte S.A.B. de CV Series O (a)	1,474,281	5,292,970
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,352,400	971,686
Grupo Mexico SA de CV Series B	1,756,554	4,436,572
Grupo Televisa SA de CV (a)	1,378,893	1,542,774
Industrias Penoles SA de CV	77,970	1,163,471
Infraestructura Energetica Nova S.A.B. de CV	305,500	908,470
JB y Co. SA de CV	313,400	627,927
Kimberly-Clark de Mexico SA de CV Series A	862,727	1,411,841
Megacable Holdings S.A.B. de CV unit	167,400	497,198
Mexichem S.A.B. de CV	590,820	935,542
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	129,900	953,631
Wal-Mart de Mexico SA de CV Series V	2,926,056	6,867,127

TOTAL MEXICO		58,176,118

Netherlands - 0.1%
X5 Retail Group NV GDR	68,279	2,557,473
Pakistan - 0.0%
Habib Bank Ltd.	257,174	188,805
MCB Bank Ltd.	193,919	206,119
Oil & Gas Development Co. Ltd.	255,220	175,167

TOTAL PAKISTAN		570,091

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	119,739	1,420,105
Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	1,109,220	1,091,613
Aboitiz Power Corp.	849,455	444,597
Altus Property Ventures, Inc. (a)	19,347	5,559
Ayala Corp.	158,786	2,360,547
Ayala Land, Inc.	4,652,613	3,156,844
Bank of the Philippine Islands (BPI)	535,578	744,116
BDO Unibank, Inc.	1,129,931	2,021,679
Globe Telecom, Inc.	19,165	804,684
GT Capital Holdings, Inc.	54,337	487,656
International Container Terminal Services, Inc.	575,500	1,130,382
JG Summit Holdings, Inc.	1,618,020	2,061,822
Jollibee Food Corp.	255,553	703,293
Manila Electric Co.	127,920	690,951
Megaworld Corp.	6,710,500	410,776
Metro Pacific Investments Corp.	8,453,200	539,115
Metropolitan Bank & Trust Co.	1,069,392	747,244
Philippine Long Distance Telephone Co.	49,560	1,342,804
PUREGOLD Price Club, Inc.	522,300	510,107
Robinsons Land Corp.	1,235,797	388,435
SM Investments Corp.	135,775	2,480,210
SM Prime Holdings, Inc.	5,877,700	3,605,903
Universal Robina Corp.	514,618	1,285,809

TOTAL PHILIPPINES		27,014,146

Poland - 0.7%
Bank Polska Kasa Opieki SA	103,114	1,392,528
Bank Zachodni WBK SA (a)	20,377	818,268
BRE Bank SA	8,499	425,251
CD Projekt RED SA (a)	37,784	4,055,474
Cyfrowy Polsat SA	157,884	1,173,586
Dino Polska SA (a)(c)	26,096	1,447,862
Grupa Lotos SA	51,087	662,228
KGHM Polska Miedz SA (Bearer) (a)	75,803	2,551,155
LPP SA (a)	717	1,320,918
Orange Polska SA (a)	346,159	650,201
Polish Oil & Gas Co. SA	950,411	1,298,731
Polska Grupa Energetyczna SA (a)	475,464	840,648
Polski Koncern Naftowy Orlen SA	167,469	2,382,354
Powszechna Kasa Oszczednosci Bank SA	492,342	2,859,129
Powszechny Zaklad Ubezpieczen SA	338,408	2,441,370

TOTAL POLAND		24,319,703

Qatar - 0.8%
Barwa Real Estate Co. (a)(e)	1,101,314	957,336
Industries Qatar QSC (a)(e)	1,041,645	2,237,205
Masraf al Rayan (a)(e)	2,092,735	2,263,441
Mesaieed Petrochemical Holding Co. (a)(e)	2,524,123	1,445,426
Ooredoo Qsc (a)(e)	454,197	835,792
Qatar Electricity & Water Co. (a)(e)	308,549	1,432,155
Qatar Fuel Co. (a)(e)	277,824	1,228,499
Qatar International Islamic Bank QSC (a)(e)	421,384	950,168
Qatar Islamic Bank (a)(e)	666,538	2,947,339
Qatar National Bank SAQ (a)(e)	2,639,172	13,047,266
The Commercial Bank of Qatar (a)(e)	1,130,370	1,282,183

TOTAL QATAR		28,626,810

Russia - 2.8%
Alrosa Co. Ltd.	1,437,741	1,323,256
Gazprom OAO	6,694,156	16,463,623
Inter Rao Ues JSC	20,438,158	1,589,864
Lukoil PJSC	234,755	16,119,483
Magnit OJSC GDR (Reg. S)	197,047	2,922,207
Magnitogorsk Iron & Steel Works PJSC	1,218,300	655,932
MMC Norilsk Nickel PJSC	35,769	9,473,284
Mobile TeleSystems OJSC sponsored ADR	254,556	2,255,366
Moscow Exchange MICEX-RTS OAO	723,947	1,297,486
NOVATEK OAO GDR (Reg. S)	51,289	7,518,967
Novolipetsk Steel OJSC	666,226	1,305,702
PhosAgro OJSC GDR (Reg. S)	74,428	879,739
Polyus PJSC	18,922	4,323,226
Rosneft Oil Co. OJSC	661,221	3,176,035
Sberbank of Russia	6,112,225	18,301,756
Severstal PAO	115,603	1,415,833
Surgutneftegas OJSC	4,296,462	2,150,547
Tatneft PAO	800,016	5,937,063
VTB Bank OJSC	1,874,419,962	972,819

TOTAL RUSSIA		98,082,188

Saudi Arabia - 2.6%
Abdullah Al Othaim Markets Co.	26,085	823,503
Advanced Polypropylene Co.	62,819	862,622
Al Rajhi Bank	726,553	11,410,509
Alinma Bank	581,062	2,271,323
Almarai Co. Ltd.	148,365	2,120,404
Arab National Bank	355,847	1,840,719
Bank Al-Jazira	238,097	760,559
Bank Albilad	217,881	1,366,404
Banque Saudi Fransi	350,316	2,816,240
Bupa Arabia for Cooperative Insurance Co.	35,616	1,133,892
Dar Al Arkan Real Estate Development Co. (a)	315,010	609,794
Emaar The Economic City (a)	228,335	432,268
Etihad Etisalat Co. (a)	224,088	1,634,174
Jarir Marketing Co.	34,765	1,401,575
National Commercial Bank	872,214	8,442,131
National Industrialization Co. (a)	194,804	536,043
Rabigh Refining & Petrochemical Co. (a)	131,930	448,866
Riyad Bank	800,884	3,617,474
SABIC	534,080	12,659,906
Sahara International Petrochemical Co.	213,299	828,081
Samba Financial Group	581,399	3,999,599
Saudi Airlines Catering Co.	23,976	526,137
Saudi Arabian Fertilizers Co.	121,022	2,516,989
Saudi Arabian Mining Co. (a)	255,846	2,466,092
Saudi Arabian Oil Co.	713,417	6,277,400
Saudi Cement Co.	44,487	664,268
Saudi Electricity Co.	494,793	2,068,674
Saudi Industrial Investment Group	130,772	637,402
Saudi Kayan Petrochemical Co. (a)	436,633	946,519
Saudi Telecom Co.	356,103	9,229,205
The Co. for Cooperative Insurance (a)	36,398	790,966
The Saudi British Bank	426,682	2,757,778
The Savola Group	155,282	1,925,291
Yanbu National Petrochemical Co.	149,990	2,071,641

TOTAL SAUDI ARABIA		92,894,448

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	116,000	670,529
South Africa - 3.6%
Absa Group Ltd.	411,771	1,909,774
Anglo American Platinum Ltd.	30,471	2,324,700
AngloGold Ashanti Ltd.	234,736	7,658,006
Aspen Pharmacare Holdings Ltd. (a)	223,451	1,731,267
Bidcorp Ltd.	186,472	3,062,095
Bidvest Group Ltd.	164,116	1,266,555
Capitec Bank Holdings Ltd.	26,247	1,357,543
Clicks Group Ltd.	137,486	1,835,989
Discovery Ltd.	227,054	1,472,140
Exxaro Resources Ltd.	142,816	1,122,476
FirstRand Ltd.	2,709,542	6,153,385
Gold Fields Ltd.	498,502	6,592,246
Growthpoint Properties Ltd.	1,733,392	1,347,673
Impala Platinum Holdings Ltd.	450,956	3,980,416
Kumba Iron Ore Ltd.	36,272	1,167,070
Life Healthcare Group Holdings Ltd.	822,856	836,154
MMI Holdings Ltd.	578,879	560,126
Mr Price Group Ltd.	140,939	1,044,567
MTN Group Ltd.	958,624	3,316,594
MultiChoice Group Ltd.	251,663	1,553,962
Naspers Ltd. Class N	251,107	45,689,231
Nedbank Group Ltd.	212,648	1,305,962
Northam Platinum Ltd. (a)	202,588	1,588,468
Old Mutual Ltd.	2,683,832	1,800,866
Pick 'n Pay Stores Ltd.	189,125	498,322
PSG Group Ltd.	100,828	910,084
Rand Merchant Insurance Holdings Ltd.	448,194	834,051
Remgro Ltd.	314,691	1,701,610
RMB Holdings Ltd.	8,326	662
Sanlam Ltd.	1,070,466	3,788,264
Sasol Ltd. (a)	318,196	2,536,074
Shoprite Holdings Ltd.	276,753	1,693,020
Sibanye Stillwater Ltd. (a)	1,283,441	3,630,589
Spar Group Ltd.	103,420	998,277
Standard Bank Group Ltd.	738,624	4,693,058
Steinhoff Africa Retail Ltd. (c)	457,992	269,537
Tiger Brands Ltd.	92,507	954,253
Vodacom Group Ltd.	364,629	2,739,557
Woolworths Holdings Ltd.	556,112	1,032,274

TOTAL SOUTH AFRICA		126,956,897

Taiwan - 12.7%
Accton Technology Corp.	274,000	2,141,646
Acer, Inc.	1,577,000	1,090,290
Advantech Co. Ltd.	210,066	2,210,694
ASE Technology Holding Co. Ltd.	1,839,592	4,702,150
Asia Cement Corp.	1,229,000	1,672,180
ASUSTeK Computer, Inc.	394,502	2,908,851
AU Optronics Corp.	4,896,000	1,664,014
Catcher Technology Co. Ltd.	389,095	2,862,357
Cathay Financial Holding Co. Ltd.	4,483,809	6,047,232
Chang Hwa Commercial Bank	2,862,704	1,852,441
Cheng Shin Rubber Industry Co. Ltd.	1,007,000	1,164,350
Chicony Electronics Co. Ltd.	315,008	932,300
China Airlines Ltd.	1,570,000	427,229
China Development Finance Holding Corp.	7,226,000	2,126,307
China Life Insurance Co. Ltd.	1,536,055	1,061,982
China Steel Corp.	6,591,289	4,444,776
Chinatrust Financial Holding Co. Ltd.	9,939,778	6,567,390
Chunghwa Telecom Co. Ltd.	2,124,129	7,919,904
Compal Electronics, Inc.	2,249,000	1,428,508
Delta Electronics, Inc.	1,091,717	7,436,258
E.SUN Financial Holdings Co. Ltd.	6,092,617	5,623,252
ECLAT Textile Co. Ltd.	109,129	1,285,969
EVA Airways Corp.	1,404,659	519,057
Evergreen Marine Corp. (Taiwan) (a)	1,395,735	522,890
Far Eastern Textile Ltd.	1,614,000	1,407,207
Far EasTone Telecommunications Co. Ltd.	879,348	1,889,751
Feng Tay Enterprise Co. Ltd.	186,992	1,117,672
First Financial Holding Co. Ltd.	5,631,062	4,526,022
Formosa Chemicals & Fibre Corp.	1,948,149	4,471,945
Formosa Petrochemical Corp.	644,347	1,788,512
Formosa Plastics Corp.	2,118,085	5,662,750
Formosa Taffeta Co. Ltd.	439,000	451,529
Foxconn Technology Co. Ltd.	472,710	872,586
Fubon Financial Holding Co. Ltd.	3,777,846	5,371,741
Giant Manufacturing Co. Ltd.	172,000	1,807,166
GlobalWafers Co. Ltd.	121,000	1,736,990
Highwealth Construction Corp.	418,000	609,305
HIWIN Technologies Corp.	138,744	1,460,115
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,038,465	18,793,531
Hotai Motor Co. Ltd.	169,000	3,856,345
Hua Nan Financial Holdings Co. Ltd.	4,472,203	3,061,484
Innolux Corp.	4,636,000	1,310,497
Inventec Corp.	1,344,000	1,144,336
Largan Precision Co. Ltd.	56,451	7,353,895
Lite-On Technology Corp.	1,157,044	1,954,546
MediaTek, Inc.	852,615	20,355,668
Mega Financial Holding Co. Ltd.	6,155,289	6,781,677
Micro-Star International Co. Ltd.	369,000	1,640,028
Nan Ya Plastics Corp.	2,882,358	5,997,959
Nanya Technology Corp.	690,000	1,424,086
Nien Made Enterprise Co. Ltd.	86,000	943,124
Novatek Microelectronics Corp.	323,000	3,190,178
Pegatron Corp.	1,097,000	2,305,187
Phison Electronics Corp.	79,000	792,368
Pou Chen Corp.	1,349,391	1,220,160
Powertech Technology, Inc.	424,981	1,421,331
President Chain Store Corp.	304,000	2,898,985
Quanta Computer, Inc.	1,620,000	4,513,180
Realtek Semiconductor Corp.	271,000	3,456,491
Ruentex Development Co. Ltd.	329,600	570,250
Shin Kong Financial Holding Co. Ltd.	6,172,029	1,788,842
Sinopac Holdings Co.	5,743,302	2,083,174
Standard Foods Corp.	231,016	482,300
Synnex Technology International Corp.	732,700	1,092,986
Taishin Financial Holdings Co. Ltd.	5,467,532	2,485,919
Taiwan Business Bank	3,124,472	1,074,762
Taiwan Cement Corp.	2,599,519	3,984,005
Taiwan Cooperative Financial Holding Co. Ltd.	5,096,202	3,714,281
Taiwan High Speed Rail Corp.	1,130,000	1,281,554
Taiwan Mobile Co. Ltd.	914,000	3,268,510
Taiwan Semiconductor Manufacturing Co. Ltd.	13,901,740	201,855,297
Tatung Co. Ltd. (a)	403,000	219,604
The Shanghai Commercial & Savings Bank Ltd.	1,919,420	2,768,457
Unified-President Enterprises Corp.	2,734,332	6,658,427
United Microelectronics Corp.	6,258,000	4,734,503
Vanguard International Semiconductor Corp.	498,000	1,614,658
Walsin Technology Corp.	175,000	1,045,995
Win Semiconductors Corp.	190,000	2,051,291
Winbond Electronics Corp.	1,705,000	760,694
Wistron Corp.	1,592,251	1,870,876
Wiwynn Corp.	43,629	1,164,946
WPG Holding Co. Ltd.	842,880	1,145,389
Yageo Corp.	207,321	2,746,675
Yuanta Financial Holding Co. Ltd.	5,307,284	3,253,563

TOTAL TAIWAN		449,917,332

Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	697,100	4,134,771
Airports of Thailand PCL (For. Reg.)	2,758,200	4,554,258
Asset World Corp. PCL	1,386,400	178,690
B. Grimm Power PCL	319,600	502,097
Bangkok Bank PCL (For. Reg.)	162,900	519,671
Bangkok Commercial Asset Management PCL	808,700	637,833
Bangkok Dusit Medical Services PCL (For. Reg.)	5,761,300	4,082,229
Bangkok Expressway and Metro PCL	4,837,500	1,372,615
Berli Jucker PCL (For. Reg)	655,000	777,012
BTS Group Holdings PCL (For. Reg.)	4,498,800	1,514,505
Bumrungrad Hospital PCL (For. Reg.)	260,900	957,777
C.P. ALL PCL (For. Reg.)	3,497,600	7,653,453
Central Pattana PCL (For. Reg.)	1,326,600	2,052,211
Central Retail Corp. PCL	1,063,124	1,005,520
Charoen Pokphand Foods PCL (For. Reg.)	2,376,600	2,571,666
Electricity Generating PCL (For. Reg.)	171,300	1,301,638
Energy Absolute PCL	882,300	1,336,604
Global Power Synergy Public Co. Ltd.	331,500	728,046
Gulf Energy Development PCL	1,095,500	1,185,416
Home Product Center PCL (For. Reg.)	3,735,900	1,868,549
Indorama Ventures PCL (For. Reg.)	1,175,300	942,049
Intouch Holdings PCL (For. Reg.)	1,352,100	2,460,137
IRPC PCL (For. Reg.)	6,569,800	535,021
Kasikornbank PCL (For. Reg.)	1,055,200	2,757,256
Krung Thai Bank PCL (For. Reg.)	2,259,900	713,691
Krungthai Card PCL (For. Reg.)	509,300	502,115
Land & House PCL (For. Reg.)	5,335,200	1,265,806
Minor International PCL:
warrants 9/30/21 (a)	79,000	2,508
(For. Reg.)	1,796,273	1,048,162
Muangthai Leasing PCL	405,901	650,691
Osotspa PCL	491,600	669,862
PTT Exploration and Production PCL (For. Reg.)	826,800	2,412,273
PTT Global Chemical PCL (For. Reg.)	1,293,700	1,949,468
PTT PCL (For. Reg.)	6,692,800	8,368,682
Ratchaburi Electric Generating Holding PCL (For. Reg.)	146,500	280,647
Robinsons Department Store PCL (For. Reg.) (a)	55,100	82,513
Siam Cement PCL (For. Reg.)	464,200	5,685,297
Siam Commercial Bank PCL (For. Reg.)	476,400	1,023,366
Srisawad Corp. PCL	434,400	668,522
Thai Oil PCL (For. Reg.)	665,800	896,557
Thai Union Frozen Products PCL (For. Reg.)	1,964,500	843,998
TMB Bank PCL (For. Reg.)	12,071,258	367,672
Total Access Communication PCL (For. Reg.)	275,300	324,376
True Corp. PCL (For. Reg.)	5,896,437	635,205

TOTAL THAILAND		74,020,435

Turkey - 0.4%
Akbank TAS (a)	1,781,107	1,334,620
Anadolu Efes Biracilik Ve Malt Sanayii A/S	107,687	298,130
Aselsan A/S	185,867	937,176
Bim Birlesik Magazalar A/S JSC	253,882	2,594,004
Eregli Demir ve Celik Fabrikalari T.A.S.	763,226	833,841
Ford Otomotiv Sanayi A/S	40,344	478,843
Haci Omer Sabanci Holding A/S	544,491	652,486
Koc Holding A/S	424,930	982,571
TAV Havalimanlari Holding A/S	99,953	237,269
Tupras Turkiye Petrol Rafinerileri A/S (a)	68,676	810,697
Turk Hava Yollari AO (a)	329,087	503,066
Turkcell Iletisim Hizmet A/S	625,517	1,329,212
Turkiye Garanti Bankasi A/S (a)	1,314,661	1,319,737
Turkiye Is Bankasi A/S Series C (a)	912,633	626,432
Yapi ve Kredi Bankasi A/S (a)	1,709,704	523,204

TOTAL TURKEY		13,461,288

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC (d)	1,653,982	2,260,455
Aldar Properties PJSC (a)	2,194,869	1,033,751
Dubai Islamic Bank Pakistan Ltd. (a)	993,891	1,020,097
Emaar Malls Group PJSC (a)	1,456,599	527,416
Emaar Properties PJSC (a)	1,996,605	1,396,969
Emirates NBD Bank PJSC	718,376	1,728,882
Emirates Telecommunications Corp.	1,001,650	4,537,646
National Bank of Abu Dhabi PJSC (a)	1,580,684	4,699,255

TOTAL UNITED ARAB EMIRATES		17,204,471

United States of America - 0.4%
Southern Copper Corp.	46,399	2,028,100
Yum China Holdings, Inc. (b)	201,496	10,324,655

TOTAL UNITED STATES OF AMERICA		12,352,755

TOTAL COMMON STOCKS
(Cost $2,626,721,682)		3,463,706,579

Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.5%
Banco Bradesco SA (PN)	2,483,446	10,683,024
Braskem SA (PN-A)	107,400	469,414
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	142,705	1,051,846
Companhia Energetica de Minas Gerais (CEMIG) (PN)	517,829	1,191,199
Companhia Paranaense de Energia-Copel (PN-B)	57,600	732,953
Gerdau SA	611,600	2,045,877
Itau Unibanco Holding SA	2,745,171	14,150,664
Itausa-Investimentos Itau SA (PN)	2,513,912	5,141,989
Lojas Americanas SA (PN)	509,226	3,328,753
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,562,500	10,905,196
Telefonica Brasil SA	250,725	2,530,537

TOTAL BRAZIL		52,231,452

Chile - 0.1%
Embotelladora Andina SA Class B	186,507	468,078
Sociedad Quimica y Minera de Chile SA (PN-B)	63,409	1,930,597

TOTAL CHILE		2,398,675

Colombia - 0.0%
Bancolombia SA (PN)	262,731	1,865,087
Korea (South) - 0.6%
AMOREPACIFIC Corp.	520	26,742
Hyundai Motor Co.	12,858	741,895
Hyundai Motor Co. Series 2	22,338	1,292,618
LG Chemical Ltd.	4,040	898,634
LG Household & Health Care Ltd.	504	300,918
Samsung Electronics Co. Ltd.	454,882	18,828,842

TOTAL KOREA (SOUTH)		22,089,649

Russia - 0.1%
Surgutneftegas OJSC	3,710,222	1,872,476
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $72,061,950)		80,457,339
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $679,756)(f)	680,000	679,831
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (g)	691	691
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)	26,758,586	26,761,262
TOTAL MONEY MARKET FUNDS
(Cost $26,761,953)		26,761,953
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,726,225,341)		3,571,605,702
NET OTHER ASSETS (LIABILITIES) - (0.7)%(i)		(23,987,922)
NET ASSETS - 100%		$3,547,617,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	173	Sept. 2020	$9,249,445	$(89,117)	$(89,117)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,397,298 or 2.6% of net assets.

 (d) Level 3 security

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $679,831.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $648,441 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,463,060
Fidelity Securities Lending Cash Central Fund	339,381
Total	$1,802,441

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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